SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Nov. 08, 2023 item	Nov. 06, 2023 USD ($)	Oct. 11, 2023 USD ($)	Oct. 10, 2023 USD ($)	Oct. 03, 2023 USD ($)	Oct. 02, 2023 USD ($)
Subsequent Event [Line Items]
Amount paid to non-redeemable stockholders related to extension of combination		$ 240,000				$ 240,000
Drew additional amounts			$ 149,859	$ 149,859	$ 149,859	$ 149,859
Second Extension Amendment [Member]
Subsequent Event [Line Items]
Number of times up to which the business combination is consummated | item	12
Period of extension amendment allowed	1 month